787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Global Allocation Fund, Inc.
(File No. 033-22462 and File No. 811-05576)

Ladies and Gentlemen:

On behalf of BlackRock Global Allocation Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 4, 2017, to the Prospectus, dated February 28, 2017, for the Fund. The purpose of the filing is to submit the 497(e) filing dated December 4, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia Goschalk
Mia Goschalk

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP